Long Term Debt (Narrative) (Details) $ in Millions, $ in Millions										12 Months Ended
	Dec. 16, 2021 USD ($)	Dec. 03, 2021	Jul. 23, 2021 CAD ($)	Jul. 16, 2021 CAD ($)	Jun. 04, 2021 USD ($)	May 15, 2021 USD ($)	Mar. 25, 2021 USD ($)	Mar. 18, 2021 USD ($)	Feb. 05, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 2,729		$ 2,677
Proceeds from issuance of long-term debt										2,554		428
Repayments of Long-term Debt										1,660		513
Emera
Debt Instrument [Line Items]
Long-term Debt, Gross										2,399		2,291
TEC
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt								$ 800
NSPI
Debt Instrument [Line Items]
Long-term Debt, Gross										3,041		2,956
NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Oct. 01, 2024
Debt Instrument, Maturity Date Extended		Dec. 01, 2026
EBP
Debt Instrument [Line Items]
Debt Instrument, Maturity Date				May 17, 2023
Debt Instrument, Maturity Date Extended				Jun. 30, 2025
Line of Credit Facility, Maximum Borrowing Capacity				$ 250
NMGC
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt									$ 220
Long-term Debt, Gross										$ 589		$ 465
Repayments of Long-term Debt									$ 200
Emera US Finance LP [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt					$ 750						$ 750
Repayments of Long-term Debt											$ 750
Non-revolving term loan at 4% interest rate | GBPC | Other Electric Utilities [Member]
Debt Instrument [Line Items]
Debt instrument, available for issuance under this prospectus	$ 75
Debt Instrument, Maturity Date	Dec. 31, 2026
Stated interest rate	4.00%
Repayments of Long-term Debt	$ 55
5.4 % notes | TEC
Debt Instrument [Line Items]
Stated interest rate						5.40%
Repayments of Long-term Debt						$ 278
Senior notes maturity date of March 15, 2031 | TEC
Debt Instrument [Line Items]
Debt Instrument, Maturity Date								Mar. 15, 2031
Stated interest rate								2.40%
Senior notes								$ 400
Senior notes maturity date of March 15, 2051 | TEC
Debt Instrument [Line Items]
Debt Instrument, Maturity Date								Mar. 15, 2051
Stated interest rate								3.45%
Senior notes								$ 400
Unsecured, non-revolving credit facility [Member] | NMGC
Debt Instrument [Line Items]
Debt Instrument, Maturity Date							Sep. 23, 2022
Line of Credit Facility, Maximum Borrowing Capacity							$ 100
Senior note maturity date of February 5, 2036 | NMGC
Debt Instrument [Line Items]
Debt Instrument, Maturity Date									Feb. 05, 2036
Stated interest rate									2.51%
Senior notes									$ 65
Senior note maturity date of February 5, 2031 | NMGC
Debt Instrument [Line Items]
Debt Instrument, Maturity Date									Feb. 05, 2031
Stated interest rate									2.26%
Senior notes									$ 70
Senior note maturity date of February 5, 2051 | NMGC
Debt Instrument [Line Items]
Debt Instrument, Maturity Date									Feb. 05, 2051
Stated interest rate									3.34%
Senior notes									$ 85
Senior notes maturity date of June 15, 2031 | Emera US Finance LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date					Jun. 15, 2031
Stated interest rate					2.64%
Senior notes					$ 450
Senior notes maturity date of June 15, 2024 | Emera US Finance LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date					Jun. 15, 2024
Stated interest rate					0.83%
Senior notes					$ 300
Unsecured committed revolving credit facility | Emera
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Jun. 30, 2024
Debt Instrument, Maturity Date Extended			Jun. 30, 2026
Line of Credit Facility, Maximum Borrowing Capacity			$ 900